Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2019	May 30, 2019	Sep. 19, 2018	Sep. 30, 2019	Sep. 30, 2018	Aug. 31, 2018	Jun. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2016	Apr. 23, 2019	Dec. 21, 2017	Dec. 04, 2017	Jun. 30, 2016
Debt Instrument [Line Items]
Notes payable to vendors											$ 1,351
Accrued interest											1,032
Debt instrument amount						$ 5,000
Proceeds from advance notes						$ 900		$ 1,700	$ 925	925
Percentage of accrued interest						7.00%
Common stock conversion price		$ 0.45				$ 0.45
Intrinsic value of this beneficial conversion feature					$ 1,465			143	1,465	1,465
Proceeds from convertible debt								1,275	2,500	2,500
Issuance of common stock upon note conversions shares		2,179,622
Interest Expense				$ 343	$ 116			$ 1,003	$ 542	$ 852	3,056
2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Term loan interest rate								7.00%
Debt instrument amount							$ 1,700
Proceeds from advance notes	$ 750
Maturity Date								Oct. 01, 2019
2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Term loan interest rate								7.50%
Debt instrument amount													$ 1,300
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Proceeds from advance notes			$ 2,500
Proceeds from convertible debt			$ 10,000
Convertible Promissory Note [Member] | Black Horse Capital LP [Member]
Debt Instrument [Line Items]
Term loan interest rate			7.00%
Debt instrument amount			$ 2,500
Credit Agreement Term Loan [Member]
Debt Instrument [Line Items]
Interest rate															14.00%
Credit Agreement [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Interest rate														14.00%
Debt instrument amount														$ 1,500
Advance Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes								$ 1,700
Common stock conversion price										$ 0.45
Intrinsic value of this beneficial conversion feature										$ 1,700
Debt discount amortization										300
Advance Notes [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes							950
Advance Notes [Member] | 2018 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Common stock conversion price								$ 0.45
Intrinsic value of this beneficial conversion feature								$ 1,800
Debt discount amortization								$ 200
Remaining Discount Amortization Period								12 months
Advance Notes [Member] | 2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Common stock conversion price								$ 1.25
Intrinsic value of this beneficial conversion feature								$ 1,800
Debt discount amortization								$ 600
Remaining Discount Amortization Period								19 months
Qualified Financing [Member] | 2018 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt								$ 10,000
Conversion price				$ 0.45				$ 0.45
Qualified Financing [Member] | 2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt								$ 10,000
Conversion price				1.25				$ 1.25
Non Qualified Financing [Member] | 2018 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt								$ 10,000
Conversion price				0.45				$ 0.45
Non Qualified Financing [Member] | 2019 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt								$ 10,000
Conversion price				$ 1.25				$ 1.25
Bona Fide Financing Transaction [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Proceeds from advance notes								$ 3,000
Nomis Bay LTD [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument amount							750
Cameron Durrant [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument amount							750
Chief Executive Officer [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument amount							$ 200
December 2016 Term Loan [Member]
Debt Instrument [Line Items]
Term loan interest rate												9.00%
Notes Payable To Vendors [Member]
Debt Instrument [Line Items]
Interest rate																10.00%
Notes payable to vendors																$ 1,200
Accrued interest								400		$ 300	$ 200
Notes Payable To Vendors [Member] | 2019 Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest								$ 1,100
Debt instrument amount																$ 500